LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
a.	Composition:

	Interest rate		December 31,
	2016	2015	2016	2015
	%

In, or linked to Dollars (see c below )	3.71%	3.71%	$14,356	$13,145
In other currencies	10%-17%	10%	662	60
			$15,018	$13,205

Less - current maturities			4,836	4,820

			$10,182	$8,385

Schedule of Maturities of Long-term Debt [Table Text Block]
b.	As of December 31, 2016, the aggregate annual maturities of the long-term loans are as follows:

2017 (current maturities)	4,836
2018	5,184
2019	2,330
2020 and thereafter	2,668

$15,018